Loans and Allowance for Credit Losses (Nonaccrual Status of Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2016	Mar. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	[1]	¥ 824,742	¥ 1,186,962
Loans held for sale placed on nonaccrual status		1,367	400
Loans acquired with deteriorated credit quality placed on nonaccrual status		10,176	12,805
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		370,809	702,896
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		105,275	372,801
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		12,349	15,207
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		52,402	60,134
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		36,827	40,523
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		109,367	132,015
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		580	675
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		16,637	20,270
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		9,522	29,190
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		27,850	32,081
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		170,963	189,742
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		77,505	79,817
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		61,458	62,546
MUAH [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		65,039	66,636
Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		¥ 78,968	¥ 85,325

[1]	The above table does not include loans held for sale of ¥400 million and ¥1,367 million at March 31, 2016 and September 30, 2016, respectively, and loans acquired with deteriorated credit quality of ¥12,805 million and ¥10,176 million, at March 31, 2016 and September 30, 2016, respectively.